Private Placement (Details) - Insu acquisition corp. II [Member] - USD ($)	Dec. 31, 2020	Sep. 08, 2020
Private Placement (Details) [Line Items]
Sale of stock	540,000
Share price per share (in Dollars per share)	$ 10.00
Private Placement [Member]
Private Placement (Details) [Line Items]
Sale of stock	452,500
Share price per share (in Dollars per share)		$ 10.00
Aggregate amount (in Dollars)	$ 5,400,000
Sponsor [Member]
Private Placement (Details) [Line Items]
Sale of stock	87,500
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Warrant exercise price (in Dollars per share)	$ 11.50